Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION OFFICIAL BULLETIN No. 715 OF FEBRUARY 3, 2012:

This appendix forms an integral part of these consolidated financial statements.

a) Portfolio stratification

–      Trade and other receivables by time in arrears:

	12-31-2018
Trade and other current	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	1,557,837	490,061	173,268	796,303	3,017,469	171,513
Impairment provision	(41,013)	(37,505)	(39,952)	(634,130)	(752,600)
Other receivables, gross	1,332,904	—	—	—	1,332,904	735,509
Impairment provision	(46,751)				(46,751)	(514)

Total	2,802,977	452,556	133,316	162,173	3,551,022	906,508

	12-31-2017
Trade and other current	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	1,187,205	415,438	100,583	639,587	2,342,813	96,367
Impairment provision	(594)	(4,531)	(7,248)	(539,178)	(551,551)	—
Other receivables, gross	589,738	—	—	—	589,738	520,426
Impairment provision	(3,211)	—	—	—	(3,211)	—

Total	1,773,138	410,907	93,335	100,409	2,377,789	616,793

–      By type of portfolio:

	12-31-2018						12-31-2017
	Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio		Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio
	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount
Time in Arrears	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$

Up-to-date	9,918,200	1,580,102	1,679,833	149,248	11,598,033	1,729,350	11,239,116	1,209,494	63,799	74,078	11,302,915	1,283,572
1 to 30 days	8,803,920	302,656	257,244	19,796	9,061,164	322,452	4,620,466	264,931	132,814	13,350	4,753,280	278,281
31 to 60 days	2,917,248	100,061	148,625	11,193	3,065,873	111,254	610,861	83,411	21,069	7,589	631,930	91,000
61 to 90 days	1,802,108	48,054	105,881	8,301	1,907,989	56,355	226,842	41,237	14,384	4,920	241,226	46,157
91 to 120 days	1,460,121	50,898	95,138	7,475	1,555,259	58,373	174,170	37,609	10,605	3,916	184,775	41,525
121 to 150 days	1,304,234	62,862	79,043	6,173	1,383,277	69,035	139,518	26,491	9,390	3,362	148,908	29,853
151 to 180 days	1,111,148	40,651	72,756	5,209	1,183,904	45,860	134,039	26,203	8,786	3,002	142,825	29,205
181 to 210 days	683,370	37,456	70,761	4,883	754,131	42,339	115,132	28,420	7,790	2,708	122,922	31,128
211 to 250 days	482,245	26,603	58,518	4,447	540,763	31,050	121,587	24,371	7,137	2,493	128,724	26,864
More than 251 days	6,830,315	667,658	852,817	55,256	7,683,132	722,914	623,610	570,646	30,264	10,949	653,874	581,595

Total	35,312,909	2,917,001	3,420,616	271,981	38,733,525	3,188,982	18,005,341	2,312,813	306,038	126,367	18,311,379	2,439,180

b) Portfolio in default and in legal collection process

	Balance as of		Balance as of
	12-31-2018		12-31-2017
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	customers	ThUS$	customers	ThUS$

Notes receivable in default	588,962	75,562	582,771	48,357
Notes receivable in legal collection process (*)	9,838	44,981	11,612	34,390

Total	598,800	120,543	594,383	82,747

(*)Legal collections are included in the portfolio in arrears.

c) Provisions and write-offs

	Balance as of
	12-31-2018	12-31-2017
Provisions and write-offs	ThUS$	ThUS$

Provision for non-renegotiated portfolio	214,062	74,811
Provision for renegotiated portfolio	28,119	11,425
Recoveries	(127,510)	37,884

Total	114,671	124,120

d) Number and amount of operations

	Balance as of
	12-31-2018		12-31-2017
	Total detail by	Total detail by	Total detail by	Total detail by
	type of transaction Last Quarter	type of operation Year-to- date	type of operation Last Quarter	type of operation Year-to- date
Number and Amount of Transactions	ThUS$	ThUS$	ThUS$	ThUS$

Impairment provision and recoveries:
Number of transactions	2,083,622	5,122,894	1,098,077	6,365,064
Amount of the transactions	85,139	114,671	17,865	124,120